Net Loss Per Share - Schedule of computation of basic and dilutive net loss per share (Parenthetical) (Details)	9 Months Ended
Sep. 30, 2025 shares
Earnings Per Share [Abstract]
RSUs vested that company is contractually obligated to issue	28,500
Restricted common stock, vested but unissued	1,944,865